Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current Assets:
Cash	$ 10,249,822	$ 10,159,656
Restricted cash	67,102	931
Short-term investments	16,898,215	18,680,071
Accounts receivable, net	18,011,916	15,327,945
Notes receivable	275,889	28,111
Advance to suppliers, net	4,110,057	4,532,267
Inventories	2,760,175	3,653,380
Prepaid expenses and other current assets, net	3,322,338	2,969,288
Total current assets	60,094,445	59,129,558
Non-current assets:
Long-term investment	722,606
Accounts receivable, non-current	3,339,165	4,306,546
Property and equipment, net	3,519,543	3,464,953
Construction in process	85,050
Intangible assets	116,644	121,771
Operating lease right-of-use assets, net	686,373	708,944
Loans receivable, non-current	894,012	963,243
Deferred tax assets, net	768,909	602,258
Other non-current assets	31,808	35,359
Total non-current assets	10,164,110	10,203,074
Total Assets	70,258,555	69,332,632
Current Liabilities:
Short-term loans	2,890,424	3,068,046
Accounts payable	8,597,561	7,532,959
Advance from customers	1,200,778	1,280,421
Taxes payable	4,628,938	3,781,738
Operating lease liabilities	101,369	82,653
Other payables and other current liabilities	1,740,808	1,747,207
Total current liabilities	25,097,406	23,248,841
Non-current Liabilities:
Operating lease liabilities, non-current	585,004	626,291
Total non-current liabilities	585,004	626,291
Total Liabilities	25,682,410	23,875,132
Commitments and Contingencies
Equity:
Ordinary shares		17,025
Subscription receivable	(15,500)	(15,500)
Additional paid-in capital	6,526,821	6,544,298
Statutory reserves	2,592,642	2,076,469
Retained earnings	35,784,864	38,207,918
Accumulated other comprehensive loss	(329,707)	(1,397,475)
Total equity attributable to Leishen Energy Holding Co., Ltd	44,576,145	45,432,735
Non-controlling interests		24,765
Total Equity	44,576,145	45,457,500
Total Liabilities and Equity	70,258,555	69,332,632
Common Class A [Member]
Equity:
Ordinary shares	4,315
Common Class B [Member]
Equity:
Ordinary shares	12,710
Nonrelated Party [Member]
Current Assets:
Loan receivable	3,767,896	3,777,909
Related Party [Member]
Current Assets:
Loan receivable	631,035
Current Liabilities:
Due to related parties	$ 5,937,528	$ 5,755,817